LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of leases [Abstract]
Depreciation	$ 53.5	$ 50.1
Short-term lease, low-value assets, and variable lease payments expenses	16.4	16.7
Net book value of property, plant and equipment leased under operating lease to third parties	$ 130.4	$ 76.1